Leases - Summary of Lease Amounts Recognized in Profit or Loss and Other Comprehensive Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 593,980
Interest expense	312,786	$ 123,763	$ 112,303
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 593,980	$ 197,680	$ 210,381